SIGNIFICANT ACCOUNTING POLICIES: (Details) - segment	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segments
Number of operating segment	1
Number of reportable segment	1
Short-Term Deposits
Interest rate on short-term deposits		0.60%